Subsequent events	12 Months Ended
Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of events after reporting period [text block]

26 Subsequent events

On 28 February 2018, Statoil received a notice of deviation from Norwegian tax authorities related to an ongoing dispute regarding the level of Research & Development cost to be allocated to the offshore tax regime, increasing the maximum exposure in this matter to USD 470 million. Statoil has provided for its best estimate in the matter, and is currently evaluating the notice of deviation.